SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues		$ 40,620	$ 55,068	$ 57,385
Direct operating costs		(31,679)	(46,429)	(49,887)
General and administrative expenses		(1,267)	(1,538)	(1,360)
Gain (loss) on acquisitions /dispositions, net		692	4,304	28
Gain (loss) on acquisitions /dispositions, net recorded in equity		97	394	113
Other income (expense), net		199	51	25
Interest income (expense), net		(3,104)	(3,596)	(2,538)
Current income tax (expense) recovery		(646)	(775)	(445)
Preferred equity distributions		0	0	0
Equity accounted Ajusted EFO		317	342	314
Depreciation and amortisation expense		(3,204)	(3,592)	(3,223)
Impairment reversal (expense), net		(981)	(831)	9
Gain (loss) on acquisitions/dispositions, net			382
Gain (loss) on acquisitions / dispositions, net recorded in equity		(97)	(394)	(113)
Current income tax (expense) recovery				(13)
Other income (expense), net		(772)	(229)	(683)
Deferred income tax (expense) recovery		947	830	777
Non-cash items attributable to equity accounted investments		(227)	(210)	(149)
Net income (loss)		895	3,777	240
Direct costs		34,883	50,021	53,110
Gain (loss) on acquisitions/dispositions, net	$ 67	692	4,686	28
Other operating income		(573)	(178)	(658)
Net realized revaluation gain (losses)		18		(9)
Gains on sale of property, plant and equipment		21
Net unrealized revaluation gain (losses)		37	14	(76)
Gain (loss) on derecognition and subsequent fair value measurement		50	(247)
Gains (losses) on litigation settlements		(105)
Business separation expenses, stand-up costs and restructuring charges		49	69	108
Transaction costs		23	53	68
Other income		5		15
Gains (losses) on extinguishment of debt		13	161
Other expenses		29	44	6
Current income tax (expense)		646	775	458
Share of net income (loss)		90	132	165
Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity		73	114	33
GrafTech International Ltd
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity			11	19
Operating segments
Disclosure of operating segments [line items]
Revenues		13,471	16,635	17,121
Direct operating costs		(10,764)	(13,881)	(14,613)
General and administrative expenses		(450)	(570)	(533)
Gain (loss) on acquisitions /dispositions, net		223	1,914	16
Disposals of partnership’s canadian aggregates amounts		81
Deconsolidation of the partnership’s payment		40
Gain (loss) on acquisitions /dispositions, net recorded in equity		83	127	52
Other income (expense), net		94	19	6
Interest income (expense), net		(1,031)	(1,239)	(849)
Current income tax (expense) recovery		(208)	(251)	(133)
Preferred equity distributions		(52)	(83)	(27)
Equity accounted Ajusted EFO		166	192	195
Adjusted EFO		1,532	2,863	1,235
Depreciation and amortisation expense		(1,002)	(1,165)	(1,051)
Impairment reversal (expense), net		(311)	(268)	34
Gain (loss) on acquisitions/dispositions, net			150
Gain (loss) on acquisitions / dispositions, net recorded in equity		(83)	(127)	(52)
Current income tax (expense) recovery				(4)
Other income (expense), net		(407)	(238)	(258)
Deferred income tax (expense) recovery		327	338	306
Non-cash items attributable to equity accounted investments		(165)	(148)	(112)
Net income (loss)		(109)	1,405	98
Gain (loss) on derecognition and subsequent fair value measurement		(251)
Operating segments | Digital cloud services
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net		87	1,711	9
Operating segments | Technology Services
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			57
Operating segments | Automotive
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net		15	41
Operating segments | Other assets
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			38
Operating segments | Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			67	7
Operating segments | Secured Debentures
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net		10	15
Operating segments | Graphite Electrode
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			9
Unallocated amounts
Disclosure of operating segments [line items]
Revenues		27,149	38,433	40,264
Direct operating costs		(20,915)	(32,548)	(35,274)
General and administrative expenses		(817)	(968)	(827)
Gain (loss) on acquisitions /dispositions, net		469	2,390	12
Gain (loss) on acquisitions /dispositions, net recorded in equity		14	267	61
Other income (expense), net		105	32	19
Interest income (expense), net		(2,073)	(2,357)	(1,689)
Current income tax (expense) recovery		(438)	(524)	(312)
Preferred equity distributions		52	83	27
Equity accounted Ajusted EFO		151	150	119
Depreciation and amortisation expense		(2,202)	(2,427)	(2,172)
Impairment reversal (expense), net		(670)	(563)	(25)
Gain (loss) on acquisitions/dispositions, net			232
Gain (loss) on acquisitions / dispositions, net recorded in equity		(14)	(267)	(61)
Current income tax (expense) recovery				(9)
Other income (expense), net		(365)	9	(425)
Deferred income tax (expense) recovery		620	492	471
Non-cash items attributable to equity accounted investments		(62)	(62)	(37)
Net income (loss)		1,004	2,372	142
Business services
Disclosure of operating segments [line items]
Revenues		22,449	32,410	34,786
Depreciation and amortisation expense		(961)	(1,045)	(684)
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues		8,154	9,261	9,562
Direct operating costs		(7,256)	(8,246)	(8,830)
General and administrative expenses		(145)	(176)	(142)
Gain (loss) on acquisitions /dispositions, net		142	155	9
Gain (loss) on acquisitions /dispositions, net recorded in equity		10	21	19
Other income (expense), net		75	0	2
Interest income (expense), net		(286)	(295)	(155)
Current income tax (expense) recovery		(89)	(127)	(80)
Preferred equity distributions		0	0	0
Equity accounted Ajusted EFO		36	43	42
Adjusted EFO		641	636	427
Infrastructure services
Disclosure of operating segments [line items]
Revenues		3,739	7,457	7,524
Depreciation and amortisation expense		(888)	(1,174)	(1,220)
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues		1,284	2,916	2,968
Direct operating costs		(770)	(2,087)	(2,089)
General and administrative expenses		(76)	(159)	(146)
Gain (loss) on acquisitions /dispositions, net		0	1,717	0
Gain (loss) on acquisitions /dispositions, net recorded in equity		0	0	0
Other income (expense), net		15	16	2
Interest income (expense), net		(240)	(406)	(288)
Current income tax (expense) recovery		(16)	(36)	(19)
Preferred equity distributions		0	0	0
Equity accounted Ajusted EFO		90	109	85
Adjusted EFO		287	2,070	513
Gain (loss) on acquisitions/dispositions, net		49
Industrials
Disclosure of operating segments [line items]
Revenues		14,432	15,201	15,075
Depreciation and amortisation expense		(1,355)	(1,373)	(1,319)
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues		4,033	4,458	4,591
Direct operating costs		(2,727)	(3,532)	(3,666)
General and administrative expenses		(120)	(134)	(135)
Gain (loss) on acquisitions /dispositions, net		81	42	7
Gain (loss) on acquisitions /dispositions, net recorded in equity		73	106	33
Other income (expense), net		4	3	2
Interest income (expense), net		(353)	(393)	(335)
Current income tax (expense) recovery		(96)	(98)	(92)
Preferred equity distributions		0	0	0
Equity accounted Ajusted EFO		40	40	68
Adjusted EFO		935	492	473
Industrials | Operating segments | Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net				19
Corporate and other
Disclosure of operating segments [line items]
Depreciation and amortisation expense		0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues		0	0	0
Direct operating costs		(11)	(16)	(28)
General and administrative expenses		(109)	(101)	(110)
Gain (loss) on acquisitions /dispositions, net		0	0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity		0	0	0
Other income (expense), net		0	0	0
Interest income (expense), net		(152)	(145)	(71)
Current income tax (expense) recovery		(7)	10	58
Preferred equity distributions		(52)	(83)	(27)
Equity accounted Ajusted EFO		0	0	0
Adjusted EFO		$ (331)	$ (335)	$ (178)